Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 53.81
Total Fee Amount	53.81
Total Transaction Valuation	389,647.50
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A